Consolidated Statements of Operations (USD $)	3 Months Ended		63 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Income from continuing operations:
Revenue	$ 5,375	$ 206	$ 7,247
Cost of sales	3,162	170	4,184
Gross profit	2,213	36	3,063
General and administrative expenses	163,792	232,040	9,190,597
Operating loss	(161,579)	(232,004)	(9,187,534)
Other income (expenses):
Interest expense	(39,373)	(19,451)	(387,394)
Interest income		8	203
Loss on disposal of asset	(1,925)		(1,925)
Loss on settlement			(350,000)
Total other income (expenses)	(41,298)	(19,443)	(739,116)
Net loss from continuing operations	(202,877)	(251,447)	(9,926,650)
Net loss from discontinued operations, net of tax	(1,395)	(989)	(84,092)
Net loss	(204,272)	(252,436)	(10,010,742)
Comprehensive income (loss):
Loss on foreign currency exchange			(351)
Unrealized gain on securities	53,072		161,629
Net loss and comprehensive income (loss)	$ (151,200)	$ (252,436)	$ (9,849,464)
Net loss per share-basic and diluted:
Continuing operations	$ (0.008)	$ (0.009)
Discontinued operations	$ 0.000	$ 0.000
Weighted average common shares outstanding, basic and diluted	26,884,740	26,674,740